Equity Incentive Plans - Stock Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Number of Stock Options
Beginning balance (in shares)	3,757,032	3,584,069
Forfeited or cancelled (in shares)	(71,076)	(28,404)
Exercised (in shares)	(5,837)	(86,920)	(44,117)
Ending balance (in shares)	4,025,715	3,757,032	3,584,069
Exercisable (in shares)	3,366,262
Weighted Average Exercise Price
Beginning balance (in dollars per share)	$ 16.22	$ 16.2
Forfeited or cancelled (in dollars per share)	16.36	16.9
Exercised (in dollars per share)	16.1	15.87
Ending balance (in dollars per share)	16.22	$ 16.22	$ 16.2
Exercisable (usd per share)	$ 16.22
Weighted Average Contractual Life (years)
Outstanding	4 years 9 months 18 days	5 years 4 months 24 days	6 years 1 month 6 days
Northfield Bancorp, Inc. [Member]
Number of Stock Options
Beginning balance (in shares)	701,103		1,544,306
Forfeited or cancelled (in shares)	(621,103)	(843,203)
Exercised (in shares)		0
Ending balance (in shares)		701,103
Exercisable (in shares)	80,000
Weighted Average Grant Date Fair Value
Beginning Balance (usd per share)	$ 4.11		$ 4.03
Forfeited or cancelled (usd per share)	4.07	$ 3.97
Exercised (usd per share)		0
Ending Balance (usd per share)		4.11
Exercisable (usd per share)	4.44
Weighted Average Exercise Price
Beginning balance (in dollars per share)	15.09		$ 14.05
Forfeited or cancelled (in dollars per share)	14.76	13.18
Exercised (in dollars per share)		0
Ending balance (in dollars per share)		$ 15.09
Exercisable (usd per share)	$ 17.67
Weighted Average Contractual Life (years)
Outstanding		7 months 17 days	1 year 3 days
Exercisable	1 year 4 months 9 days